DESCRIPTION OF THE PLAN (Tables) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Schedule of Employer Discretionary Contributions	Participants vest in employer discretionary profit-sharing contributions as follows:

Years of Service	Vested Percentage
2	20%
3	40%
4	60%
5	80%
6	100%

Schedule of Investment Fund Concentrations
Concentrations - The following table presents information on individual investment funds that each represented 10% or more of total Plan mutual fund assets at December 31, 2025 and 2024.

	2025		2024
Investment Funds	Fair Value	% of Total Fair Value	Fair Value	% of Total Fair Value
American Funds The Income Fund of America - Class R4	$17,748,550	19.5%	$14,363,741	19.0%
Vanguard 500 Index Fund - Admiral	12,891,509	14.2%	11,310,187	14.9%
American Funds Target Date Retirement Fund 2035 Class - R4	11,211,570	12.3%	10,343,922	13.7%
American Funds Target Date Retirement Fund 2045 Class - R4	9,957,800	11.0%	7,631,492	10.1%
Total	$51,809,429	57.0%	$43,649,342	57.7%